UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin  53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end: February 28

Date of reporting period: June 30, 2011

Item 1. Proxy Voting Record.

Name of Fund: Orinda Multi-Manager Hedged Equity Fund
Period: July 1, 2010 - June 30, 2011

Company Name	Meeting Date	CUSIP	Ticker

VISTAPRINT NV	6/30/2011	N93540107	VPRT

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	APPROVE THE 2011 EQUITY INCENTIVE PLAN	Management

For	For
THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL: A VOTE FOR THE ELECTION OF NOMINEE KATRYN BLAKE (NOTE: AN ABSTENTION ON THIS PROPOSAL WILL BE A VOTE FOR NOMINEE DONALD NELSON. A VOTE AGAINST THIS PROPOSAL WILL BE A VOTE AGAINST BOTH NOMINEES.
Management

For	For
THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL: A VOTE FOR THE ELECTION OF NOMINEE DONALD NELSON (NOTE: AN ABSTENTION ON THIS PROPOSAL WILL BE A VOTE FOR NOMINEE NICHOLAS RUOTOLO. A VOTE AGAINST THIS PROPOSAL WILL BE A VOTE AGAINST BOTH NOMINEES.
Management

For	For
THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL: A VOTE FOR THE ELECTION OF NOMINEE NICHOLAS RUOTOLO (NOTE: AN ABSTENTION ON THIS PROPOSAL WILL BE A VOTE FOR NOMINEE ERNST TEUNISSEN. A VOTE AGAINST THIS PROPOSAL WILL BE A VOTE AGAINST BOTH NOMINEES.
Management

For	For
THE BOARD OF DIRECTORS RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL: A VOTE FOR THE ELECTION OF NOMINEE ERNST TEUNISSEN (NOTE: AN ABSTENTION ON THIS PROPOSAL WILL BE A VOTE FOR NOMINEE WENDY CEBULA. A VOTE AGAINST THIS PROPOSAL WILL BE A VOTE AGAINST BOTH NOMINEES.
Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/
Douglas G. Hess, President
(Principal Executive Officer)

Date  August XX, 2011

* Print the name and title of each signing officer under his or her signature.